Convertible Preferred Stock Warrant Liability (Details) - $ / shares	Feb. 14, 2024	Nov. 19, 2019	Nov. 14, 2019
Convertible Preferred Stock Warrant Liability [Line Items]
Warrant purchase	324,999	1,849,638
Price per share (in Dollars per share)		$ 1.7571
Years of issuance		5 years
Conversion of shares		100
Perferred share	3,999,997		2,845,597
Shares purchase		2,845,597
Series A Preferred Stock [Member]
Convertible Preferred Stock Warrant Liability [Line Items]
Warrant purchase		426,839
Perferred share	415,498	2,845,597	2,845,597
Series A Preferred Stock [Member] | Warrant [Member]
Convertible Preferred Stock Warrant Liability [Line Items]
Warrant purchase		1,422,799